Deferred Income and Others Long Term Liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Deferred Income And Others Long Term Liabilities Abstract
Schedule of deferred income
	October 31, 2022	October 31, 2021
Subsidy for the maintenance and repair of the office	236,290	341,580
Rent subsidy for office	-	922,260
Total	236,290	1,263,840

Schedule of franchise security deposits
	October 31, 2022	October 31, 2021
Guangxi Rongxian Junsheng Automobile Trading Co., Ltd.	20,547	-
Chongqing Suiqian Trading Co., Ltd.	27,396	-
Guangxi Yulin Shangfeng Automobile Sales Co., Ltd.	27,396	-
Jiangxi Haomen Automobile Sales Co., Ltd.	13,698	-
Guangxi Zhanyuan Automobile Sales Co., Ltd.	41,094	-
Total	130,131	-